BUSINESS COMBINATIONS IN 2015 (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [abstract]
Goodwill	$ 0	$ 0	$ 0